Statements of Operations (Unaudited) (USD $)	5 Months Ended		12 Months Ended		53 Months Ended	58 Months Ended
	May 31, 2013	May 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	May 31, 2013
Income Statement [Abstract]
Revenues
Operating expenses
Research and development	0	0	0	0	258,566	258,566
Officer and director compensation	50,000	50,000	50,000	50,000	268,018	243,018
Professional fees		15,250		15,250	167,472	159,472
Depreciation		1,175		1,175	7,048	7,048
General and administrative	5,778	27,408	5,778	27,408	101,053	100,780
Total operating expenses	55,778	93,833	55,778	93,833	802,158	768,885
Loss from operations	(55,778)	(93,833)	(55,778)	(93,833)	(802,158)	(768,885)
Other Income (Expense)
Interest income	0		0		314	314
Interest expense	(11,973)	(41,844)	(11,973)	(41,844)	(158,584)	(156,883)
Total Other Income (Expense)	(11,973)	(41,844)	(11,973)	(41,844)	(158,270)	(156,569)
Net loss	$ (34,974)	$ (135,677)	$ (67,751)	$ (135,677)	$ (925,454)	$ (960,428)
Net loss per common share	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)
Weighted average shares outstanding	14,889,519	14,620,718	14,889,519	14,620,718